Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property and equipment, net
Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Capitalized development costs	5 years
Computer equipment	5 years